Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 0	¥ 126,151	¥ 0
Provision	231,319	247,344	227,784
Net assets of retirement benefits	503,050	525,123
Deferred tax assets	58,080	65,810
Net total of deferred tax liabilities	622,259	250,120
Allowance for loan losses	979,000	864,114
Impairment losses on other intangible assets	9,648	9,368	55,816
Impairment losses on property, plant and equipment	4,168	31,617	43,708
Credit risk exposure on borrowings	372,678,085	339,156,626
Russian Borrowers [member]
Critical accounting estimates and judgments [line items]
Allowance for loan losses	86,751
Credit risk exposure on borrowings	284,000
High interest rates in foreign countries [member] | Foreign countries [member]
Critical accounting estimates and judgments [line items]
Additional allowance for credit losses due to changes in interest rate	15,634
Changes in the domestic business environment [member] | Country of domicile [member]
Critical accounting estimates and judgments [line items]
Additional allowance for credit losses due to changes in interest rate	14,004
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 120,864	¥ 128,234	¥ 135,123
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%